Leases - Schedule of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Office lease	$ 8,345	$ 13,304	$ 342,174
Less: current portion	(8,345)	(10,394)	(72,836)
Long term portion	$ 0	$ 2,910	$ 269,338